Events (unaudited) subsequent to the date of the independent auditor's report (Detail) - USD ($)	Apr. 11, 2025	Apr. 02, 2025	Jul. 10, 2024	Jan. 11, 2025	Jan. 06, 2025	Dec. 31, 2024	Sep. 30, 2024	Jul. 11, 2024	Oct. 11, 2023
Subsequent Event [Line Items]
Business combination redemption percentage			100.00%
Assets held in trust account			$ 43,400,000			$ 16,868			$ 40,500,000
Deposits				$ 45,191		$ 75,292		$ 300,000
Subsequent event [member]
Subsequent Event [Line Items]
Minimum publicly held shares for continued listing		1,100,000
Business combination redemption percentage	100.00%
Assets held in trust account	$ 8,600,000
Deposits					$ 45,191
Trust account member
Subsequent Event [Line Items]
Price per shares (in Dollars per share)			$ 11.47						$ 10.92
Trust account member | Subsequent event [member]
Subsequent Event [Line Items]
Price per shares (in Dollars per share)	$ 12.17
Convertible promissory note member
Subsequent Event [Line Items]
Price per shares (in Dollars per share)			$ 0.02
Deposits							$ 75,292
Convertible promissory note member | Subsequent event [member]
Subsequent Event [Line Items]
Price per shares (in Dollars per share)	$ 0.02
Deposits	$ 874.78
Public shares member
Subsequent Event [Line Items]
Price per shares (in Dollars per share)								$ 0.03
Public shares exercised			$ 3,785,992
Ordinary shares, subject to possible redemption shares			751,837						4,537,829
Public shares member | Subsequent event [member]
Subsequent Event [Line Items]
Public shares exercised	$ 708,098
Ordinary shares, subject to possible redemption shares	43,739